Fees Summary	May 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 489,726,311.39
Previously Paid Amount	0.00
Total Fee Amount	67,631.20
Total Offset Amount	0.00
Net Fee	$ 67,631.20
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A